CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016	¥ 196,000		¥ 1,041,259,000	¥ 32,338,000	¥ (1,172,976,000)		¥ (99,183,000)
Beginning balance (in shares) at Dec. 31, 2016 | shares	300,833,124
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 1,000		811,000				812,000
Exercise of stock options (in shares) | shares	1,583,655
Settlement of RSU (in shares) | shares	297,480
Share-based compensation			35,069,000				35,069,000
Contribution from a shareholder			384,000				384,000
Net loss					(580,811,000)		(580,811,000)
Foreign currency translation adjustment				(24,662,000)			(24,662,000)
Ending balance at Dec. 31, 2017	¥ 197,000		1,077,523,000	7,676,000	(1,753,787,000)		(668,391,000)
Ending balance (in shares) at Dec. 31, 2017 | shares	302,714,259
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	¥ 1,000		1,611,000				1,612,000
Exercise of stock options (in shares) | shares	2,070,915
Settlement of RSU	¥ 1,000		(1,000)
Settlement of RSU (in shares) | shares	1,132,350
Share-based compensation			27,886,000				27,886,000
Net loss					(416,694,000)		(416,694,000)
Foreign currency translation adjustment				16,939,000			16,939,000
Ending balance at Dec. 31, 2018	¥ 199,000		1,107,019,000	24,615,000	(2,094,482,000)		(962,649,000)
Ending balance (in shares) at Dec. 31, 2018 | shares	305,917,524
Increase (Decrease) in Stockholders' Equity
Effect of changes in accounting principles related to revenue recognition | ASU 2014-09					75,999,000		75,999,000
Share repurchase program		¥ 6,011,000					6,011,000
Share repurchase program (in shares) | shares		1,806,720
Exercise of stock options	¥ 3,000		4,331,000				4,334,000
Exercise of stock options (in shares) | shares	5,001,660
Settlement of RSU	¥ 3,000		(3,000)
Settlement of RSU (in shares) | shares	2,938,710
Share-based compensation			16,732,000				16,732,000
Net loss					(104,420,000)	$ (15,000)	(104,420,000)
Foreign currency translation adjustment				5,356,000		769	5,356,000
Ending balance at Dec. 31, 2019	¥ 205,000	¥ (6,011,000)	¥ 1,128,079,000	¥ 29,971,000	¥ (2,198,902,000)	$ (150,342)	¥ (1,046,658,000)
Ending balance (in shares) at Dec. 31, 2019 | shares	313,857,894	1,806,720